UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21958

DGHM Investment Trust

(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: August 31, 2007

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007

For the Period from June 20, 2007 (Date of Initial Public Investment)

to August 31, 2007

DGHM ALL-CAP VALUE FUND

Class A Shares

Class C Shares

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St. Rocky Mount, NC 27804,

Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, small-cap and mid-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Fund’s prospectus

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. . Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at the www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2007.

For More Information on your DGHM All-Cap Value Mutual Fund:

See Our Web site @ www.dghm.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares Expense Example	Beginning Account Value June 20, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period
Actual	$1,000.00	$982.00	$3.46*
	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period
Hypothetical (5% return before expenses)	$1,000.00	$1,016.34	$8.87***

Class C Shares Expense Example	Beginning Account Value June 20, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period
Actual	$1,000.00	$981.00	$4.94**
	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period
Hypothetical (5% return before expenses)	$1,000.00	$1,012.57	$12.65***

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% for the Class A Shares multiplied by the average account value over the period, multiplied by 73/366 (to reflect the number of days in the initial one half year period).

** Expenses are equal to the Fund’s annualized expense ratio of 2.50% for the Class C Shares multiplied by the average account value over the period, multiplied by 73/366 (to reflect the number of days in the initial one half year period).

*** Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 2.50% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DGHM ALL-CAP VALUE FUND

Schedule of Investments
	(Unaudited)

	As of August 31, 2007
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

	COMMON STOCKS - 95.48%			Insurance - 9.78%
				AMBAC Financial Group, Inc.	1,010	$ 63,448
	Auto Parts & Equipment - 2.07%			CIGNA Corporation	1,790	92,507
	Autoliv, Inc.	1,135	$ 65,115	Horace Mann Educators
				Corporation	4,355	84,226
	Banks - 8.00%			Infinity Property & Casualty
	Bank of America Corporation	1,740	88,183	Corporation	1,620	67,165
	Chittenden Corporation	95	3,304			307,346
	KeyCorp	2,300	76,590	Lodging - 0.22%
	Wells Fargo & Company	2,285	83,494	Hilton Hotels Corporation	150	6,893
			251,571
	Beverages - 2.04%			Media - 2.88%
	Anheuser-Busch Companies, Inc.	1,300	64,220	* Comcast Corporation, Cl. A	3,505	90,639

	Chemicals - 3.57%			Metal Fabrication/Hardware - 2.59%
	Lyondell Chemical Company	505	23,412	Mueller Industries, Inc.	2,350	81,404
	Sigma-Aldrich Corporation	1,980	88,704
			112,116	Miscellaneous Manufacturing - 6.38%
	Commercial Services - 2.20%			3M Co.	1,410	128,296
	Accenture Ltd.	1,675	69,027	Teleflex Incorporated	930	72,326
						200,622
	Computers - 1.67%			Oil & Gas - 11.50%
*	NCR Corporation	1,055	52,507	EnCana Corporation	1,585	92,723
				Helmerich & Payne, Inc.	2,880	90,691
Diversified Financial Services - 9.34%				Occidential Petroleum
	Freddie Mac	1,700	104,737	Corporation	1,495	84,752
μ	Invesco PLC	4,640	114,562	* Ultra Petroleum Corp.	1,745	93,183
	Merrill Lynch & Co., Inc.	1,005	74,068			361,349
			293,367	Oil & Gas Services - 2.11%
	Electric - 7.02%			* Oil States International, Inc.	1,570	66,254
	Edison International	1,125	59,299
	FirstEnergy Corp.	1,100	67,584	Retail - 2.98%
*	The AES Corporation	5,185	93,900	The TJX Companies, Inc.	3,070	93,604
			220,783
	Entertainment - 2.73%			Telecommunications - 8.46%
	Regal Entertainment Group	3,810	85,877	CenturyTel, Inc.	1,750	83,965
				* Cisco Systems, Inc.	2,090	66,713
	Food - 4.75%			Embarq Corporation	1,845	115,165
	Kellogg Company	1,420	78,001			265,843
	The Kroger Co.	2,675	71,101	Transportation - 2.04%
			149,102	Candian National Railway
	Healthcare - Services - 3.15%			Company	1,220	64,233
*	DaVita, Inc.	1,720	98,934
				Total Common Stocks (Cost $3,029,756)		3,000,806

(Continued)

DGHM ALL-CAP VALUE FUND

Schedule of Investments
(Unaudited)

As of August 31, 2007
		Shares	Market Value (Note 1)

INVESTMENT COMPANY - 5.06%				Summary of Investments by Industry
Merrimac Cash Series, 5.32%					% of Net Assets	Market Value
	(Cost $159,027)	159,027	$ 159,027	Industry
				Auto Parts & Equipment	2.07%	$ 65,115
Total Investments (Cost $3,188,783) - 100.54%			$3,159,833	Banks	8.00%	251,571
Liabilities in Excess of Other Assets - (0.54%)			(16,821)	Beverages	2.04%	64,220
				Chemicals	3.57%	112,116
Net Assets - 100.00%			$3,143,012	Commercial Services	2.20%	69,027
				Computers	1.67%	52,507
*	Non-income producing investment.			Diversified Financial Services	9.34%	293,367
μ	American Depositary Receipt.			Electric	7.02%	220,783
				Entertainment	2.73%	85,877
				Food	4.75%	149,102
				Healthcare - Services	3.15%	98,934
The following acronym is used in this portfolio:				Insurance	9.78%	307,346
				Investment Company	5.06%	159,027
PLC - Public Limited Company (British)				Lodging	0.22%	6,893
				Media	2.88%	90,639
				Metal Fabrication/Hardware	2.59%	81,404
				Miscellaneous Manufacturing	6.38%	200,622
				Oil & Gas	11.50%	361,349
				Oil & Gas Services	2.11%	66,254
				Retail	2.98%	93,604
				Telecommunications	8.46%	265,843
				Transportation	2.04%	64,233
				Total	100.54%	$ 3,159,833

     See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2007

Assets:
Investments, at value (cost $3,188,783)	$3,159,833
Receivables:
Investments sold	22,476
Fund shares sold	96,960
Dividends	5,207
Prepaid expenses
Fund accounting fees (note 2)	3,450
Compliance services fees(note 2)	650
Other expenses	34,503

Total assets	3,323,079

Liabilities:
Payables:
Investments purchased	169,759
Accrued expenses	10,164
Due to affiliates:
Advisor (note 2)	114
Disbursements in excess of cash on demand deposit	30

Total liabilities	180,067

Net Assets	$3,143,012

Net Assets Consist of:
Capital (par value and paid in surplus)	$3,179,197
Accumulated net investment loss	(392)
Accumulated net realized loss on investments	(6,843)
Net unrealized depreciation on investments	(28,950)

Total Net Assets	$3,143,012

Class A Shares Outstanding, $0.001 par value (unlimited shares authorized)	139,887
Net Asset Value - Class A Shares	$1,373,731
Net Asset Value , Redemption Price Per Share (a)	$9.82
Maximum Offering Price Per Share (Net Asset Value ÷ 0.95)	$10.34

Class C Shares Outstanding, $0.001 par value (unlimited shares authorized)	180,311
Net Asset Value - Class C Shares	$1,769,281
Net Asset Value , Maximum Offering Price and Redemption Price Per Share (a)	$9.81

(a)	Class A and Class C shares have a contingent deferred sales charge (note 1).

     See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statement of Operations
(Unaudited)

For the Period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007

Investment Income:
Dividends	$6,955

Total Investment Income	6,955

Expenses:
Advisory fees (note 2)	2,485
Administration fees (note 2)	6,000
Transfer agent fees(note 2)	3,246
Fund accounting fees (note 2)	8,198
Compliance service fees(note 2)	1,525
Custody fees (note 2)	899
Distribution and service fees - Class A Shares (note 3)	309
Distribution and service fees - Class C Shares (note 3)	2,076
Registration and filing administration fees (note 2)	4,500
Legal fees	4,391
Audit and tax preparation fees	4,294
Registration and filing expenses	8,257
Printing expenses	199
Trustee fees and meeting expenses	1,995
Securities pricing fees	943
Other operating expenses	6,981

Total Expenses	56,298

Expenses reimbursed by advisor(note 2)	(46,466)
Advisory fees waived (note 2)	(2,485)

Net Expenses	7,347

Net Investment Loss	(392)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(6,843)
Change in unrealized depreciation on investments	(28,950)

Realized and Unrealized Loss on Investments	(35,793)

Net Decrease in Net Assets Resulting from Operations	$(36,185)

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statements of Changes in Net Assets
(Unaudited)

For the Period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007
Operations:
Net investment loss	$(392)
Net realized loss from investment transactions	(6,843)
Change in unrealized depreciation on investments	(28,950)

Net Decrease in Net Assets Resulting from Operations	(36,185)

Capital Share Transactions: (note 6)
Class A Shares
Shares sold	1,167,424
Shares repurchased	-
Class C Shares
Shares sold	1,761,760
Shares repurchased	(4,987)

Increase from Capital Share Transactions	2,924,197

Net Increase in Net Assets	2,888,012

Net Assets:
Beginning of Period	255,000
End of Period	$3,143,012

Accumulated Net Investment Loss	$(392)

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Financial Highlights
(Unaudited)

For a share outstanding during the period from June 20, 2007
(Date of Initial Public Investment) to August 31, 2007	Class A Shares		Class C Shares

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)	-	(a)	-	(a)
Net realized and unrealized loss on securities	(0.18)		(0.19)

Total from Investment Operations	(0.18)		(0.19)

Net Asset Value, End of Period	$9.82		$9.81

Total Return (b)	(1.80)	% (c)	(1.90)	% (c)

Net Assets, End of Period (in thousands)	$1,374		$1,769

Average Net Assets for the Period (in thousands)	$620		$1,041

Gross Expenses to Average Net Assets (d)	16.52	% (e)	15.77	% (e)
Net Expenses to Average Net Assets (d)	1.75	% (e)	2.50	% (e)
Net Investment Income (Loss) to Average Net Assets	0.37	% (e)	(0.38)	% (e)

Portfolio Turnover Rate	15.15%			15.15%

(a) Represents less than $0.01 per share
(b) Total return does not reflect sales charge
(c) Not Annualized
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(e) Annualized.

See Notes to Financial Statements.

DGHM ALL-C AP VALUE FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

1.	Organization and Significant Accounting Policies

The DGHM All-Cap Value Fund (the “Fund”) is a series fund. The Fund is part of the DGHM Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as diversified as defined in the 1940 Act.

The DGHM All-Cap Value Fund commenced operations on June 20, 2007. The investment objective of the Fund is to provide long-term capital appreciation through investments that the advisor believes are undervalued.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund’s Class C shares are sold without an initial sales charge; however, both Class A and C shares are subject to a contingent deferred sales charge. Class A shares sold are subject to a maximum sales charge of 5%, as well as a contingent deferred sales charge of 0.5% imposed on transactions over $1,000,000 proceeds that are redeemed within one year of the purchase date. Class C shares impose a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Class A shares after seven years.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

DGHM ALL-C AP VALUE FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Dalton, Greiner, Maher & Co., LLC, (the “Advisor”) based upon the average daily net assets of the Fund and calculated at an annual rate shown in the table below. The Advisor has entered into a contractual agreement (“Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Fund.

Advisory Fees Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
0.75%	1.75% Class A 2.50% Class C	$2,485	$46,466

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these is provided below.

Compliance Services

The Nottingham Compliance Services, LLC, (“NCS”) a fully owned affiliate of the Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. For the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007, NCS received $1,525 for these services.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Class A shares and re-allocates a portion of such

                                                                                                                                   (Continued)

DGHM ALL-C AP VALUE FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

charges to dealers through whom the sale was made, if any. For the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007, the Distributor retained sales charges in the amount of $913.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

Administration Fees (a)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 Million	0.175%	$2,700 (b)	All Assets	0.01%	$150 per state,
Next $50 Million	0.150%	$750 (b)			per class
Next $50 Million	0.125%
Next $50 Million	0.100%
Over $200 Million	0.075%

(a) Subject to a minimum of $2,000 per month.

(b) Subject to $2,700 for the first class, $750 for each additional class.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Class A Shares and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $309, and $2,076, in distribution and service fees under the Plans with respect to Class A Shares and Class C Shares, respectively, for the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007.

4.	Purchases and Sales of Investment Securities

For the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$3,219,195	$182,596

There were no purchases or sales of long-term U.S. Government Obligations during the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007.

5.	Federal Income Tax

The information shown in the following table represents: unrealized appreciation or depreciation of investments for federal income tax purposes, as of August 31, 2007. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2007 are noted below. The net unrealized appreciation as of August 31, 2007 is ($28,950). The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

(Continued)

DGHM ALL-C AP VALUE FUND

Notes to Financial Statements (Unaudited)

__________________________________________________________________

Federal Tax Cost	Aggregate Gross Unrealized
	Appreciation	Depreciation
$3,188,783	$63,384	$92,334

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be classified against capital. There were no dividends or distributions of net investment income or net realized gains paid during the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007.

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Capital Share Transactions

For the period from June 20, 2007 (Date of Initial Public Investment) to August 31, 2007	Class A Shares	Class C Shares
Transactions in Capital Shares
Shares sold	119,487	175,733
Shares repurchased	-	(522)
Net Decrease in Capital Shares	119,487	175,211
Shares Outstanding, Beginning of Period	20,400	5,100
Shares Outstanding, End of Period	139,887	180,311

7.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, management of the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

DGHM ALL-C AP VALUE FUND

Additional Information (Unaudited)

__________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-430-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-800-430-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Approval of Advisor Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement. At the organizational meeting of the Fund’s Board of Trustees on April 26, 2007, the Trustees unanimously approved the Investment Advisory Agreement for an initial two-year term. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from Blackwell Sanders LLP (counsel to the Fund) that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees also noted that the Fund’s principal officers are employees of the Advisor and will serve the Fund without additional compensation. After reviewing the foregoing information and further information in the Advisor’s memorandum (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance   programs, policies,  and procedures;  the financial condition of the Advisor and the level of

(Continued)

DGHM ALL-C AP VALUE FUND

Additional Information (Unaudited)

__________________________________________________________________

commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and productivity of the firm. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients. The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Board of Trustees determined that the Fund’s expense ratio and management fees were higher than some of the comparable funds and lower than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor would provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the Fund’s Expense Limitation Agreement provided potential savings or protection for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the opportunities for the Advisor to recapture brokerage or related fees (e.g. tender offer fees, underwriting fees, etc.) and credit them against Fund expenses. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

The DGHM ALL-C AP VALUE

FUND is a series of the

DGHM Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Dalton, Greiner, Hartman, Maher & Co., LLC
116 South Franklin Street	565 Fifth Avenue, Suite 2101
Post Office Drawer 4365	New York, New York 10017-2413
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

nottinghamco.com	dghm.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

 (a)(3)      Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust

By: (Signature and Title)	/s/ Jeffrey C. Baker

Jeffrey C. Baker,

President and Principal Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Jeffrey C. Baker

Jeffrey C. Baker,

President and Principal Executive Officer

DGHM Investment Trust

Date: October 26, 2007

By: (Signature and Title)	/s/ Thomas F. Gibson

   Thomas F. Gibson,

   Treasurer and Principal Financial Officer

   DGHM Investment Trust

Date: October 29, 2007